Long-Term Prepaid Expenses (Details) - Schedule of Long-Term Prepaid Expenses - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Prepaid Expenses [Abstract]
Prepaid expenses for public infrastructure	$ 7,592,929	$ 7,963,659	$ 8,178,310
Less: accumulated amortization	(281,220)	(206,466)	(30,290)
Long-term prepaid expenses	$ 7,311,709	$ 7,757,193	$ 8,148,020